Trade and other receivables (Tables)	3 Months Ended
Mar. 31, 2021
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of March 31, 2021 and December 31, 2020, consist of the following:

	Balance as of March 31,	Balance as of December 31,
	2021	2020
	($ in thousands)
Trade receivables	196,888	258,088
Tax receivables	44,450	50,663
Prepayments	27,115	12,074
Other accounts receivable	7,222	10,910
Total	275,675	331,735